Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 493,658,550.00
Previously Paid Amount	63,526.00
Total Fee Amount	68,174.25
Total Offset Amount	0.00
Net Fee	$ 4,648.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A